EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 2,394	¥ 2,438
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		34	54
Net income attributable to ordinary shareholders - diluted | ¥		¥ 2,428	¥ 2,492
Weighted average ordinary shares outstanding - basic		3,113,494,317	3,069,285,390
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		60,537,797	38,725,481
Dilutive effect of convertible senior notes		88,585,346	130,786,730
Weighted average ordinary shares outstanding - diluted		3,262,617,460	3,238,797,601
Basic earnings per share | (per share)	$ 0.11	¥ 0.77	¥ 0.79
Diluted earnings per share | (per share)	$ 0.11	¥ 0.74	¥ 0.77